[Dechert LLP Letterhead]

May 1, 2012

Via Electronic Transmission

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Russell Exchange Traded Funds Trust
File Nos. 333-160877 and 811-22320

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), the undersigned hereby certifies on behalf of Russell Exchange Traded Funds Trust (the "Trust") that the forms of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 49 to the Trust's Registration Statement on Form N-1A ("PEA 49") that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 49.  I hereby further certify that PEA 49 was filed electronically with the Commission on April 27, 2012 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing.  Please call me at (617) 728-7139 or John V. O'Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Leah Schubert
Leah Schubert

cc:	John V. O'Hanlon, Esq.
Mary Beth Rhoden, Esq.